Description of Plan and Accounting Policies (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period, part-time employees, hours | h	1,000
Requisite service period, part-time employees, months	12 months
Participant contribution maximum , percentage	75.00%
Automatic deferral rate, percentage	5.00%
Hours accumulated during Plan year | h	1,000
Supplemental performance contribution, minimum pretax income achieved for contribution, percentage	20.00%
Supplemental performance contribution, minimum achieved, percentage	1.00%
Employer supplemental contribution	$ 4,239,238	$ 5,377,213
Immediate vesting in the participant contributions, Employer matching contributions, and rollover contributions, percentage	100.00%
Performance contribution vesting per year of service, percentage	20.00%
Forfeitures used to reduce Employer contributions	$ 338,590
Forfeited nonvested account balance	277,322	$ 322,373
Participant loan minimum borrowing, amount	1,000
Participant loan maximum borrowing, amount	$ 50,000
Participant loan maximum borrowing to account balance, percentage	50.00%
General loan term maximum	5 years
Minimum
EBP, Description of Plan [Line Items]
Supplemental performance contribution, percentage	0.00%
Maximum
EBP, Description of Plan [Line Items]
Supplemental performance contribution, percentage	5.00%
Initial Match
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
Additional Match
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%